11. Going Concern - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
11. Going Concern

Note 12 Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of $2,573,335 and net cash used in operations of $685,729 for the year ended December 31, 2013; and a working capital deficit and stockholders’ deficit of $1,810,104 and $2,325,072, respectively, at December 31, 2013. These factors raise substantial doubt about the Company's ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on the successful implementation of Management's plans, which include the ability to generate sufficient funds to support its working capital requirements. In the event the Company fails to generate sufficient funds from its operations, it will be necessary to raise capital through debt and/or equity markets or from other traditional financing sources, including convertible debt and/or other term notes, until such time that funds provided by operations are sufficient to fund working capital requirements.  The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company may require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 11 Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of $594,182 and net cash used in operations of $321,818 for the period ended March 31, 2014; and a working capital deficit and stockholders’ deficit of $2,291,849 and $2,903,629, respectively, at March 31, 2014. These factors raise substantial doubt about the Company's ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on the successful implementation of Management's plans, which include the ability to generate sufficient funds to support its working capital requirements. In the event the Company fails to generate sufficient funds from its operations, it will be necessary to raise capital through debt and/or equity markets or from other traditional financing sources, including convertible debt and/or other term notes, until such time that funds provided by operations are sufficient to fund working capital requirements. The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company may require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives. There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.